EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on February 1, 2012 (Accession No. 0001193125-12-034164), to the Class A and C, Class I and Class R and Z Shares Prospectuses dated January 26, 2012, for Cohen & Steers Real Assets Fund, Inc.